Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Results by Segments
The following table presents results by reporting segments.

As at and for the year ended December 31, 2022	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$18,690	$9,945	$6,579	$–	$269	$35,483
Annuities and pensions	2,786	447	(863)	–	–	2,370
Net premium income	21,476	10,392	5,716	–	269	37,853
Net investment income (loss)	(7,972)	(7,911)	(13,003)	(39)	(945)	(29,870)
Other revenue	1,458	1,426	458	6,350	(528)	9,164
Total revenue	14,962	3,907	(6,829)	6,311	(1,204)	17,147
Contract benefits and expenses
Life and health insurance	4,976	5,945	(11,868)	–	431	(516)
Annuities and pensions	2,667	(8,738)	(2,753)	41	–	(8,783)
Net benefits and claims	7,643	(2,793)	(14,621)	41	431	(9,299)
Interest expense	234	573	67	7	469	1,350
Other expenses	5,024	3,506	2,847	4,717	255	16,349
Total contract benefits and expenses	12,901	1,286	(11,707)	4,765	1,155	8,400
Income (loss) before income taxes	2,061	2,621	4,878	1,546	(2,359)	8,747
Income tax recovery (expense)	(308)	(777)	(886)	(223)	629	(1,565)
Net income (loss)	1,753	1,844	3,992	1,323	(1,730)	7,182
Less net income (loss) attributed to:
Non-controlling interests	(4)	–	–	2	1	(1)
Participating policyholders	(467)	314	42	–	–	(111)
Net income (loss) attributed to shareholders	$2,224	$1,530	$3,950	$1,321	$(1,731)	$7,294
Total assets	$158,036	$155,049	$267,653	$231,154	$37,049	$848,941

As at and for the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$20,428	$9,217	$6,338	$–	$147	$36,130
Annuities and pensions	2,558	344	33	–	–	2,935
Net premium income	22,986	9,561	6,371	–	147	39,065
Net investment income (loss)	4,889	1,469	5,061	28	177	11,624
Other revenue	1,696	1,336	1,824	6,513	(237)	11,132
Total revenue	29,571	12,366	13,256	6,541	87	61,821
Contract benefits and expenses
Life and health insurance	18,240	10,276	9,307	–	159	37,982
Annuities and pensions	2,638	(3,371)	(1,528)	101	–	(2,160)
Net benefits and claims	20,878	6,905	7,779	101	159	35,822
Interest expense	232	269	47	1	462	1,011
Other expenses	5,273	3,401	2,947	4,798	444	16,863
Total contract benefits and expenses	26,383	10,575	10,773	4,900	1,065	53,696
Income (loss) before income taxes	3,188	1,791	2,483	1,641	(978)	8,125
Income tax recovery (expense)	(445)	(336)	(385)	(233)	186	(1,213)
Net income (loss)	2,743	1,455	2,098	1,408	(792)	6,912
Less net income (loss) attributed to:
Non-controlling interests	253	–	–	2	–	255
Participating policyholders	(567)	101	18	–	–	(448)
Net income (loss) attributed to shareholders	$3,057	$1,354	$2,080	$1,406	$(792)	$7,105
Total assets	$162,970	$169,736	$290,838	$259,363	$34,736	$917,643

Summary of Results by Geographic Location
The following table presents results by geographical location.

For the year ended December 31, 2022	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$18,786	$9,615	$6,580	$502	$35,483
Annuities and pensions	2,786	447	(863)	–	2,370
Net premium income	21,572	10,062	5,717	502	37,853
Net investment income (loss)	(8,468)	(8,435)	(13,288)	321	(29,870)
Other revenue	2,702	3,246	3,217	(1)	9,164
Total revenue	$15,806	$4,873	$(4,354)	$822	$17,147

For the year ended December 31, 2021	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$20,515	$8,905	$6,340	$370	$36,130
Annuities and pensions	2,558	344	33	–	2,935
Net premium income	23,073	9,249	6,373	370	39,065
Net investment income (loss)	5,313	1,255	4,830	226	11,624
Other revenue	2,818	3,363	4,952	(1)	11,132
Total revenue	$31,204	$13,867	$16,155	$595	$61,821